UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09161

Nuveen California Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen California Dividend Advantage Municipal Fund (NAC)
	November 30, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 144.9% (99.2% of Total Investments)

	MUNICIPAL BONDS – 144.9% (99.2% of Total Investments)

	Consumer Staples – 6.3% (4.3% of Total Investments)
$ 3,760	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	Baa1	$ 3,759,774
	Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,
	Los Angeles County Securitization Corporation, Series 2006A:
11,840	5.600%, 6/01/36	12/18 at 100.00	B+	10,311,338
13,060	5.650%, 6/01/41	12/18 at 100.00	B+	11,088,462
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,
	Sonoma County Tobacco Securitization Corporation, Series 2005:
2,125	4.250%, 6/01/21	6/15 at 100.00	BB+	2,053,069
3,500	5.250%, 6/01/45	6/15 at 100.00	B–	2,832,060
4,770	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	Baa1	4,716,528
	Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
5,495	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	No Opt. Call	BBB	5,494,451
	Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
27,450	5.750%, 6/01/47	6/17 at 100.00	B	23,163,133
5,075	5.125%, 6/01/47	6/17 at 100.00	B	3,897,448
39,515	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	31,775,591
	Bonds, Series 2007A-2, 5.300%, 6/01/37
	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed
	Bonds, Series 2005A-1:
8,500	5.375%, 6/01/38	6/15 at 100.00	B–	7,045,395
1,250	5.500%, 6/01/45	6/15 at 100.00	B–	985,400
126,340	Total Consumer Staples			107,122,649
	Education and Civic Organizations – 5.0% (3.4% of Total Investments)
2,225	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, The Jackson	7/22 at 100.00	A1	2,409,497
	Laboratory, Series 2012, 5.000%, 7/01/37
3,000	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006,	12/16 at 100.00	Baa3	3,076,560
	5.000%, 12/01/36
2,000	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A,	10/15 at 100.00	Aa3	2,073,720
	5.000%, 10/01/27 – NPFG Insured
4,075	California Educational Facilities Authority, Revenue Bonds, Santa Clara University, Series	2/20 at 100.00	Aa3	4,529,485
	2010, 5.000%, 2/01/40
1,290	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	1,307,415
	2005A, 5.000%, 10/01/35
2,165	California Educational Facilities Authority, Revenue Bonds, University of San Francisco,	10/21 at 100.00	A2	2,638,139
	Series 2011, 6.125%, 10/01/36
10,000	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/17 at 100.00	Aa1	10,778,400
	Series 2007A, 4.500%, 10/01/33 (UB)
2,470	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/18 at 100.00	Aa1	3,612,918
	Tender Option Bond Trust 09-11B, 17.991%, 10/01/38 (IF) (4)
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
895	5.000%, 11/01/21	11/15 at 100.00	A2	931,212
3,950	5.000%, 11/01/30	11/15 at 100.00	A2	4,084,695
2,740	California Infrastructure and Economic Development Bond Bank, Revenue Bonds, Scripps Research	7/15 at 100.00	Aa3	2,815,569
	Institute, Series 2005A, 5.000%, 7/01/24
3,980	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education –	6/22 at 102.00	N/R	4,415,054
	Multiple Projects, Series 2014A , 7.250%, 6/01/43
1,000	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013,	10/23 at 100.00	Baa1	1,085,830
	5.000%, 10/01/38
2,500	California Municipal Finance Authority, Revenue Bonds, University of La Verne, Series 2010A,	6/20 at 100.00	Baa1	2,910,850
	6.250%, 6/01/40
6,000	California State Public Works Board, Lease Revenue Bonds, California State University	4/15 at 100.00	Aa3	6,025,200
	Projects, Series 1997C, 5.400%, 10/01/22
4,000	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges	3/15 at 100.00	A1	4,071,960
	Projects, Series 1996B, 5.625%, 3/01/19 – AMBAC Insured
2,750	California Statewide Communities Development Authority, Revenue Bonds, Buck Institute for	11/24 at 100.00	AA	3,044,415
	Research on Aging, Series 2014, 5.000%, 11/15/44 – AGM Insured
4,300	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB–	4,932,487
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
1,815	California Statewide Communities Development Authority, Charter School Revenue Bonds,	12/21 at 100.00	N/R	2,124,675
	Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41
9,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa1	9,255,780
	5.000%, 9/01/34
7,590	University of California, General Revenue Bonds, Series 2013AI, 5.000%, 5/15/38	5/23 at 100.00	AA	8,641,139
77,745	Total Education and Civic Organizations			84,765,000
	Health Care – 31.1% (21.3% of Total Investments)
2,270	ABAG Finance Authority for Nonprofit Corporations, California, Revenue Bonds, Sharp	8/23 at 100.00	AA–	2,540,788
	HealthCare, Series 2014A, 5.000%, 8/01/43
3,000	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 7.250%, 3/01/36	3/21 at 100.00	Ba2	3,387,780
1,500	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	8/19 at 100.00	A1	1,652,040
	Series 2009, 5.000%, 8/15/39
16,405	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los	7/20 at 100.00	AA	18,385,904
	Angeles, Series 2010A, 5.250%, 7/01/38 – AGC Insured
5,100	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/24 at 100.00	AA	5,754,228
	Children’s Hospital, Series 2014A, 5.000%, 8/15/43
1,250	California Health Facilities Financing Authority, Revenue Bonds, Memorial Health Services,	No Opt. Call	AA–	1,396,175
	Series 2012A, 5.000%, 10/01/33
3,135	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA	3,575,373
	Series 2014A, 5.000%, 10/01/38
6,200	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA	7,037,434
	Series 2014B, 5.000%, 10/01/44
6,420	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	AA–	7,242,274
	San Diego, Series 2011, 5.250%, 8/15/41
3,000	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/19 at 100.00	AA–	3,483,330
	Series 2009A, 5.750%, 7/01/39
7,250	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	7,782,948
	5.250%, 11/15/46
49,980	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	53,654,030
	5.250%, 11/15/46 (UB)
	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B:
2,470	6.000%, 8/15/42	8/20 at 100.00	AA–	2,977,906
6,530	6.000%, 8/15/42 (UB)	8/20 at 100.00	AA–	7,872,764
3,795	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa2	4,208,845
	2010A, 5.750%, 7/01/40
	California Municipal Financing Authority, Certificates of Participation, Community Hospitals
	of Central California, Series 2007:
7,150	5.250%, 2/01/27	2/17 at 100.00	Baa1	7,559,552
7,415	5.250%, 2/01/46	2/17 at 100.00	Baa1	7,704,556
20,320	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health	3/15 at 100.00	A	20,424,648
	System West, Series 2005A, 5.000%, 3/01/35
1,335	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial	7/24 at 100.00	A	1,475,148
	Hospital, Refunding Series 2014B, 5.000%, 7/01/44 (WI/DD, Settling 12/04/14)
21,090	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	4/22 at 100.00	A+	23,268,808
	Series 2012A, 5.000%, 4/01/42
7,190	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA	9,238,220
	System, Trust 2554, 18.324%, 7/01/47 – AGM Insured (IF)
23,125	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series	8/20 at 100.00	AA–	27,880,194
	2011A, 6.000%, 8/15/42
11,360	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	11,689,894
	System, Series 2007A, 5.125%, 7/15/31
1,440	California Statewide Community Development Authority, Revenue Bonds, Children’s Hospital of	8/17 at 100.00	BBB+	1,481,458
	Los Angeles, Series 2007, 5.000%, 8/15/47
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
14,275	5.250%, 7/01/24	7/15 at 100.00	B–	14,280,853
7,405	5.250%, 7/01/30	7/15 at 100.00	B–	7,406,333
150	5.250%, 7/01/35	7/15 at 100.00	B–	150,027
10,000	5.000%, 7/01/39	7/15 at 100.00	B–	9,985,500
15,030	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente	8/16 at 100.00	A+	15,959,756
	System, Series 2001C, 5.250%, 8/01/31
	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente
	System, Series 2006:
24,220	5.000%, 3/01/41	3/16 at 100.00	A+	24,959,921
2,355	5.250%, 3/01/45	3/16 at 100.00	A+	2,434,199
9,980	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente	3/16 at 100.00	AA+	10,429,799
	System, Series 2006, 5.000%, 3/01/41 – BHAC Insured (UB)
2,010	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2	2,422,553
	Project, Series 2009, 6.750%, 2/01/38
3,385	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	Aa3	3,903,040
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
	California Statewide Community Development Authority, Revenue Bonds, Sutter Health,
	Series 2005A:
3,355	5.000%, 11/15/43	11/15 at 100.00	AA–	3,412,639
4,045	5.000%, 11/15/43 (UB) (4)	11/15 at 100.00	AA–	4,114,493
	California Statewide Community Development Authority, Revenue Bonds, Sutter Health,
	Series 2007C:
200	5.000%, 8/15/38 – AMBAC Insured	8/17 at 100.00	AA–	212,736
17,470	5.000%, 8/15/38 – AMBAC Insured (UB) (4)	8/17 at 100.00	AA–	18,582,490
5,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	5/18 at 100.00	AA–	5,380,000
	2008B, 5.250%, 11/15/48
4,565	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	11/16 at 100.00	AA–	5,906,790
	Option Bond Trust 3102, 19.139%, 11/15/46 (IF) (4)
	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center,
	Series 2005A:
3,000	5.000%, 12/01/22	12/15 at 100.00	BBB	3,028,740
6,000	5.000%, 12/01/23	12/15 at 100.00	BBB	6,049,140
13,670	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	15,762,330
	2008A, 8.250%, 12/01/38
	Madera County, California, Certificates of Participation, Children’s Hospital Central California,
	Series 2010:
1,195	5.500%, 3/15/36	3/15 at 100.00	A+	1,210,416
8,615	5.375%, 3/15/36	3/20 at 100.00	A+	9,683,863
6,200	Madera County, California, Certificates of Participation, Valley Children’s Hospital Project,	3/15 at 100.00	AA–	6,216,740
	Series 1995, 5.750%, 3/15/28 – NPFG Insured
11,400	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011,	1/21 at 100.00	A	12,252,492
	5.250%, 1/01/42
740	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A,	11/20 at 100.00	BB	777,710
	6.500%, 11/01/29
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009:
10,500	6.625%, 11/01/29	11/19 at 100.00	Ba1	11,519,025
6,885	6.750%, 11/01/39	11/19 at 100.00	Ba1	7,447,298
27,035	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	28,236,434
	6.000%, 11/01/41
17,225	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	17,734,343
	Center, Series 2007A, 5.000%, 7/01/38
11,750	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	14,122,443
	7.500%, 12/01/41
5,500	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+	5,901,170
	Series 2007A, 5.750%, 2/01/41 – AMBAC Insured
2,600	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/17 at 101.00	AA–	2,743,234
	2009E, 5.000%, 5/15/38
10,700	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series	1/21 at 100.00	A–	12,575,172
	2011, 6.500%, 1/01/41
485,190	Total Health Care			526,475,976
	Housing/Multifamily – 1.7% (1.2% of Total Investments)
9,065	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	10,187,972
	Series 2010A, 6.400%, 8/15/45
	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects
	Series 2012A:
6,540	5.125%, 8/15/32	8/22 at 100.00	BBB	7,166,990
3,580	5.500%, 8/15/47	8/22 at 100.00	BBB	3,939,360
2,980	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	A1	3,349,282
	Series 2012B, 7.250%, 8/15/47
	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas
	Affordable Housing, Inc. Projects, Series 2014A:
590	5.250%, 8/15/39	8/24 at 100.00	BBB	649,596
1,590	5.250%, 8/15/49	8/24 at 100.00	BBB	1,737,838
1,230	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Augusta	5/22 at 100.00	A–	1,301,758
	Communities Mobile Home Park, Series 2012A, 5.000%, 5/15/39
320	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San	5/16 at 100.00	N/R	324,458
	Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41
25,895	Total Housing/Multifamily			28,657,254
	Housing/Single Family – 1.5% (1.0% of Total Investments)
16,790	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2006M,	2/16 at 100.00	A–	16,889,061
	4.625%, 8/01/26 (Alternative Minimum Tax)
4,870	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007G,	2/17 at 100.00	A–	5,004,802
	5.050%, 2/01/29 (Alternative Minimum Tax)
2,395	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Tender Option	2/17 at 100.00	A–	2,435,164
	Bond Trust 3206, 9.589%, 2/01/29 (Alternative Minimum Tax) (IF)
665	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	A–	694,440
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
345	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006K, 5.500%,	2/16 at 100.00	A–	352,221
	2/01/42 (Alternative Minimum Tax)
25,065	Total Housing/Single Family			25,375,688
	Industrials – 0.3% (0.2% of Total Investments)
4,055	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic	No Opt. Call	BBB+	4,421,775
	Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)
5,120	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	N/R	17,664
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (5)
9,175	Total Industrials			4,439,439
	Long-Term Care – 0.6% (0.4% of Total Investments)
7,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	A+	8,192,800
	Bonds, Channing House, Series 2010, 6.125%, 5/15/40
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	A3	1,245,990
	2009, 8.000%, 11/01/29
250	California Statewide Community Development Authority, Certificates of Participation, Internext	4/15 at 100.00	BBB+	251,078
	Group, Series 1999, 5.375%, 4/01/17
8,250	Total Long-Term Care			9,689,868
	Tax Obligation/General – 31.0% (21.2% of Total Investments)
4,125	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series	No Opt. Call	AA	2,975,569
	2004A, 0.000%, 8/01/25 – AGM Insured
3,000	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds,	8/22 at 100.00	Aa3	3,456,210
	Refunding Series 2012A, 5.000%, 8/01/29 – AGM Insured
2,325	Baldwin Park Unified School District, Los Angeles County, California, General Obligation	8/16 at 50.16	A+	1,089,216
	Bonds, Election 2002 Series 2006, 0.000%, 8/01/30 – AMBAC Insured
10,245	California State, General Obligation Bonds, Various Purpose and Refunding Series 2014,	12/23 at 100.00	Aa3	11,596,929
	5.000%, 12/01/43
5,245	California State, General Obligation Bonds, Various Purpose Refunding Series 2012,	No Opt. Call	Aa3	5,995,297
	5.000%, 9/01/36
140	California State, General Obligation Bonds, Various Purpose Series 2000, 5.625%, 5/01/22 –	No Opt. Call	Aa3	140,630
	FGIC Insured
3,200	California State, General Obligation Bonds, Various Purpose Series 2008, 5.125%, 4/01/33	4/18 at 100.00	Aa3	3,557,248
	California State, General Obligation Bonds, Various Purpose Series 2009:
64,195	6.000%, 11/01/39	11/19 at 100.00	Aa3	78,285,803
5,005	5.500%, 11/01/39	11/19 at 100.00	Aa3	5,780,675
	California State, General Obligation Bonds, Various Purpose Series 2010:
14,000	6.000%, 3/01/33	3/20 at 100.00	Aa3	17,137,960
13,100	5.500%, 3/01/40	3/20 at 100.00	Aa3	15,069,978
10,605	5.250%, 11/01/40	11/20 at 100.00	Aa3	12,179,524
	California State, General Obligation Bonds, Various Purpose Series 2011:
7,215	5.250%, 10/01/28	No Opt. Call	Aa3	8,592,776
10,520	5.000%, 9/01/31	No Opt. Call	Aa3	12,043,612
12,725	5.000%, 9/01/41	9/21 at 100.00	Aa3	14,176,032
14,915	5.000%, 10/01/41	10/21 at 100.00	Aa3	16,634,700
	California State, General Obligation Bonds, Various Purpose Series 2013:
8,000	5.000%, 2/01/29	No Opt. Call	Aa3	9,261,920
7,475	5.000%, 4/01/37	4/23 at 100.00	Aa3	8,480,687
7,255	5.000%, 2/01/43	No Opt. Call	Aa3	8,134,814
6,250	5.000%, 4/01/43	4/23 at 100.00	Aa3	7,021,438
5,000	5.000%, 11/01/43	11/23 at 100.00	Aa3	5,654,450
	California State, General Obligation Bonds, Various Purpose Series 2014:
22,970	5.000%, 5/01/32	5/24 at 100.00	Aa3	26,870,995
8,910	5.000%, 10/01/39	10/24 at 100.00	Aa3	10,258,529
7,950	4.000%, 11/01/44	11/24 at 100.00	Aa3	8,109,954
4,435	California State, General Obligation Refunding Bonds, Series 2002, 6.000%, 4/01/16 –	No Opt. Call	Aa3	4,775,386
	AMBAC Insured
3,550	Centinela Valley Union High School District, Los Angeles County, California, General	No Opt. Call	AA–	4,152,932
	Obligation Bonds, Series 2002A, 5.250%, 2/01/26 – NPFG Insured
5,425	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	Aa1	6,005,855
	2006C, 5.000%, 8/01/31 – AGM Insured
25,000	Desert Community College District, Riverside County, California, General Obligation Bonds,	No Opt. Call	AA	4,609,750
	Election 2004 Series 2007C, 0.000%, 8/01/46 – AGM Insured
5,150	Hacienda La Puente Unified School District Facilities Financing Authority, California, General	No Opt. Call	AA	6,261,525
	Obligation Revenue Bonds, Series 2007, 5.000%, 8/01/26 – AGM Insured
3,610	Hartnell Community College District, California, General Obligation Bonds, Series 2006B,	6/16 at 100.00	AA	3,836,925
	5.000%, 6/01/29 – AGM Insured (UB)
5,630	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds,	No Opt. Call	AA	2,972,246
	Series 2010, 0.000%, 8/01/45 – AGM Insured
6,645	Long Beach Community College District, California, General Obligation Bonds, Series 2005B,	5/15 at 100.00	Aa2	6,762,151
	5.000%, 5/01/30 – FGIC Insured
	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,
	Refunding Series 2014C:
5,000	5.000%, 7/01/29	No Opt. Call	Aa2	5,987,000
10,000	5.000%, 7/01/30	No Opt. Call	Aa2	11,871,500
4,100	Monrovia Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA–	2,726,992
	Series 2001B, 0.000%, 8/01/27 – FGIC Insured
8,570	New Haven Unified School District, Alameda County, California, General Obligation Bonds,	No Opt. Call	AA–	4,459,914
	Series 2004A, 0.000%, 8/01/27 – NPFG Insured
10,765	North Orange County Community College District, California, General Obligation Bonds, Series	No Opt. Call	Aa1	7,213,842
	2003B, 0.000%, 8/01/27 – FGIC Insured
2,500	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series	No Opt. Call	AA–	2,510,000
	2002, 5.250%, 8/01/21 – FGIC Insured
1,250	Oxnard School District, Ventura County, California, General Obligation Bonds, Election 2012	8/23 at 100.00	AA	1,376,888
	Series 2013B, 5.000%, 8/01/43 – AGM Insured
2,575	Oxnard School District, Ventura County, California, General Obligation Refunding Bonds, Series	2/22 at 103.00	AA–	3,189,395
	2001A, 5.750%, 8/01/30 – NPFG Insured
5,000	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation	8/23 at 100.00	Aa2	5,570,600
	Bonds, Refunding Election 2012 Series 2013A, 5.000%, 8/01/43
8,250	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	AA–	8,658,458
	NPFG Insured
6,500	San Diego Community College District, California, General Obligation Bonds, Refunding Series	8/21 at 100.00	AA+	7,396,675
	2011, 5.000%, 8/01/41
1,850	San Juan Capistano, California, General Obligation Bonds, Open Space Program, Tender Option	No Opt. Call	AAA	2,866,094
	Bond Trust 3646, 18.165%, 8/01/17 (IF)
4,970	San Rafael City High School District, Marin County, California, General Obligation Bonds,	No Opt. Call	AA+	3,272,844
	Series 2004B, 0.000%, 8/01/27 – FGIC Insured
2,200	Santa Maria Joint Union High School District, Santa Barbara and San Luis Obispo Counties,	No Opt. Call	Aa3	2,789,886
	California, General Obligation Bonds, Series 2003B, 5.625%, 8/01/24 – AGM Insured
5,245	Southwestern Community College District, San Diego County, California, General Obligation	8/21 at 100.00	Aa2	5,948,774
	Bonds, Election of 2008, Series 2011C, 5.250%, 8/01/36
4,175	Southwestern Community College District, San Diego County, California, General Obligation	No Opt. Call	Aa2	3,027,501
	Bonds, Series 2004, 0.000%, 8/01/25 – FGIC Insured
1,440	Southwestern Community College District, San Diego County, California, General Obligation	8/15 at 102.00	AA–	1,514,606
	Bonds, Series 2005, 5.000%, 8/01/24 – NPFG Insured
26,000	Sylvan Union School District, Stanislaus County, California, General Obligation Bonds,	No Opt. Call	AA	13,816,400
	Election of 2006, Series 2010, 0.000%, 8/01/49 – AGM Insured
	Washington Township Health Care District, Alameda County, California, General Obligation
	Bonds, 2004 Election Series 2013B:
4,740	5.500%, 8/01/38	8/24 at 100.00	Aa3	5,677,856
4,830	5.500%, 8/01/40	8/24 at 100.00	Aa3	5,758,954
	Washington Township Health Care District, Alameda County, California, General Obligation
	Bonds, 2012 Election Series 2013A:
2,820	5.500%, 8/01/38	8/24 at 100.00	Aa3	3,377,965
1,750	5.500%, 8/01/40	8/24 at 100.00	Aa3	2,086,578
2,015	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series	8/22 at 100.00	Aa3	2,285,554
	2012C, 5.000%, 8/01/26
140,160	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	77,303,845
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
2,400	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series	8/21 at 100.00	Aa2	2,669,256
	2011C, 5.250%, 8/01/47
582,920	Total Tax Obligation/General			525,239,093
	Tax Obligation/Limited – 34.4% (23.6% of Total Investments)
	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
1,000	5.500%, 9/01/24	9/16 at 100.00	N/R	1,021,900
615	5.800%, 9/01/35	9/16 at 100.00	N/R	628,198
1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%,	10/15 at 100.00	N/R	1,538,505
	10/01/36 – AMBAC Insured
3,370	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,	No Opt. Call	N/R	3,371,988
	Series 2003, 5.500%, 10/01/23 – RAAI Insured
1,200	Burbank Public Financing Authority, California, Revenue Bonds, West Olive Redevelopment	No Opt. Call	BBB+	1,201,776
	Project, Series 2002, 5.125%, 12/01/22 – AMBAC Insured
	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &
	Rehabilitation, Series 2013G:
5,000	5.250%, 9/01/30	9/23 at 100.00	A1	5,900,700
11,000	5.250%, 9/01/32	9/23 at 100.00	A1	12,901,020
7,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &	9/24 at 100.00	A1	7,926,240
	Rehabilitation, Various Correctional Facilities Series 2014A, 5.000%, 9/01/39
3,070	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	No Opt. Call	A1	3,082,710
	Capital East End Project, Series 2002A, 5.250%, 12/01/16 – AMBAC Insured
2,030	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	No Opt. Call	A1	2,037,958
	Series 2002C, 5.250%, 3/01/21 – AMBAC Insured
1,575	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	No Opt. Call	A1	1,581,505
	Series 2003D, 5.500%, 6/01/20
17,395	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, New	10/24 at 100.00	A1	19,713,406
	Stockton Courthouse, Series 2014B, 5.000%, 10/01/39
1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California,	No Opt. Call	A1	1,145,690
	Various Projects Series 2013A, 5.000%, 3/01/30
1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Yuba	6/23 at 100.00	A1	1,142,010
	City Courthouse, Series 2013D, 5.000%, 6/01/32
10,650	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A1	12,619,079
	2009G-1, 5.750%, 10/01/30
6,860	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A1	8,439,927
	2009-I, 6.375%, 11/01/34
2,650	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	No Opt. Call	A1	3,035,310
	2012A, 5.000%, 4/01/33
9,950	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/23 at 100.00	A1	11,194,944
	2013I, 5.000%, 11/01/38
9,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	9/24 at 100.00	A1	10,190,880
	2014E, 5.000%, 9/01/39
3,175	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AA–	3,270,218
	Facilities District 98-2, Series 2005, 5.000%, 9/01/24 – FGIC Insured
2,905	Carson Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1,	10/19 at 100.00	A–	3,447,189
	Series 2009A, 7.000%, 10/01/36
3,205	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax	9/16 at 101.00	A	3,297,144
	Allocation Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
790	Chula Vista, California, Special Tax Bonds, Community Facilities District 12-1 McMillin Otay	No Opt. Call	N/R	795,633
	Ranch Village Seven, Series 2005, 5.250%, 9/01/30
	Commerce Community Development Commission, California, Tax Allocation Refunding Bonds,
	Merged Area Development Projects 2 and 3, Series 1998A:
615	5.650%, 8/01/18	2/15 at 100.00	N/R	616,273
2,765	5.700%, 8/01/28	2/15 at 100.00	N/R	2,767,157
4,480	Commerce Joint Power Financing Authority, California, Tax Allocation Bonds, Redevelopment	No Opt. Call	BBB	4,485,152
	Projects 2 and 3, Refunding Series 2003A, 5.000%, 8/01/28 – RAAI Insured
4,250	Coronado Community Development Agency, California, Tax Allocation Bonds, Community	9/15 at 100.00	AA–	4,371,975
	Development Project, Series 2005, 5.000%, 9/01/30 – AMBAC Insured
1,595	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	No Opt. Call	A+	1,598,365
	Redevelopment Project, Series 2003A, 5.375%, 9/01/25 – AMBAC Insured
6,655	Fontana Redevelopment Agency, San Bernardino County, California, Tax Allocation Bonds, Jurupa	No Opt. Call	A–	6,701,718
	Hills Redevelopment Project, Refunding Series 1997A, 5.500%, 10/01/27
2,245	Fontana, California, Senior Special Tax Refunding Bonds, Heritage Village Community Facilities	3/15 at 100.00	AA–	2,269,134
	District 2, Series 1998A, 5.250%, 9/01/17 – NPFG Insured
1,000	Fremont, California, Special Tax Bonds, Community Facilities District 1, Pacific Commons,	No Opt. Call	N/R	1,007,380
	Series 2005, 6.300%, 9/01/31
1,000	Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights,	9/22 at 100.00	A–	1,104,310
	Refunding Series 2012, 5.000%, 9/01/32
3,980	Garden Grove, California, Certificates of Participation, Financing Project, Series 2002A,	No Opt. Call	A	3,997,233
	5.500%, 3/01/22 – AMBAC Insured
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/23 at 100.00	A1	1,142,340
	Asset-Backed Bonds, Series 2013A, 5.000%, 6/01/30
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
39,525	5.000%, 6/01/35 – FGIC Insured	6/15 at 100.00	AA	40,475,180
6,000	5.000%, 6/01/45	6/15 at 100.00	A1	6,131,460
2,705	5.000%, 6/01/45 – AGC Insured	6/15 at 100.00	AA	2,763,563
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Tender Option Bonds Trust 2215:
5,000	15.286%, 6/01/31 – FGIC Insured (IF)	6/15 at 100.00	A1	5,462,000
3,500	15.286%, 6/01/35 – FGIC Insured (IF)	6/15 at 100.00	A1	3,806,740
	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,
	Series 2006:
1,770	5.000%, 9/01/26 – SYNCORA GTY Insured	9/16 at 100.00	N/R	1,814,746
3,865	5.250%, 9/01/36 – SYNCORA GTY Insured	9/16 at 100.00	N/R	3,999,579
	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A:
1,750	5.000%, 9/01/25 – SYNCORA GTY Insured	9/15 at 100.00	BB+	1,765,365
6,690	5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	BB+	6,719,168
1,500	Hesperia Unified School District, San Bernardino County, California, Certificates of	2/17 at 100.00	A–	1,600,035
	Participation, Capital Improvement, Series 2007, 5.000%, 2/01/41 – AMBAC Insured
2,500	Hesperia Unified School District, San Bernardino County, California, Certificates of	2/23 at 100.00	AA	2,741,200
	Participation, Series 2013A, 5.000%, 2/01/38 – BAM Insured
4,500	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	No Opt. Call	N/R	5,057,460
	Project, Refunding Series 1998A, 5.250%, 5/01/23 – AMBAC Insured
	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment
	Project, Subordinate Lien Series 2007A-1:
1,460	5.000%, 5/01/23 – AMBAC Insured	5/17 at 100.00	BBB+	1,525,452
2,435	5.000%, 5/01/24 – AMBAC Insured	5/17 at 100.00	BBB+	2,539,729
2,075	5.000%, 5/01/25 – AMBAC Insured	5/17 at 100.00	BBB+	2,159,307
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District
	Series 2006A:
1,475	5.000%, 9/01/26	9/16 at 100.00	N/R	1,515,032
3,395	5.125%, 9/01/36	9/16 at 100.00	N/R	3,483,643
	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Series 2014A:
530	5.000%, 9/01/29	9/24 at 100.00	BBB+	607,242
1,900	5.000%, 9/01/30	9/24 at 100.00	BBB+	2,164,955
1,220	5.000%, 9/01/31	9/24 at 100.00	BBB+	1,383,602
675	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community	9/16 at 100.00	N/R	705,861
	Facilities District 2002 Mountain House, Series 2006, 5.125%, 9/01/35
1,000	Lindsay Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2007, 5.000%,	8/17 at 100.00	BBB+	1,063,330
	8/01/37 – RAAI Insured
12,820	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester	9/15 at 100.00	A1	13,017,556
	Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
5,080	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Multiple	No Opt. Call	AA	5,655,615
	Capital Facilities Project II, Series 2012, 5.000%, 8/01/42
1,625	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series	9/21 at 100.00	A–	2,052,473
	2011A, 6.750%, 9/01/26
1,900	Modesto, California, Special Tax Bonds, Community Facilities District 2004-1 Village One 2,	9/24 at 100.00	BBB–	2,094,940
	Refunding Series 2014, 5.000%, 9/01/31
5,720	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 5.000%,	8/17 at 100.00	AA–	5,889,026
	8/01/37 – NPFG Insured
1,850	Murrieta, California, Special Tax Bonds, Community Facilities District 2000-2, The Oaks	No Opt. Call	N/R	1,854,681
	Improvement Area A, Series 2004A, 5.900%, 9/01/27
	National City Community Development Commission, California, Tax Allocation Bonds, National
	City Redevelopment Project, Series 2011:
3,250	6.500%, 8/01/24	8/21 at 100.00	A–	4,135,658
3,000	7.000%, 8/01/32	8/21 at 100.00	A–	3,828,240
1,000	Norco Redevelopment Agency, California, Tax Allocation Bonds, Project Area 1, Series 2009,	3/18 at 100.00	A+	1,149,590
	7.000%, 3/01/34
	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1,
	Refunding Series 2010:
3,775	5.875%, 3/01/32	3/20 at 100.00	A+	4,448,611
1,500	6.000%, 3/01/36	3/20 at 100.00	A+	1,779,375
240	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds,	9/15 at 101.00	N/R	246,245
	Series 2006D, 5.000%, 9/01/33
1,210	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	1,481,076
	Project, Series 2011, 6.750%, 9/01/40
3,605	Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State	4/15 at 100.00	A1	3,609,723
	Office Building, Series 1998A, 5.000%, 4/01/23 – AMBAC Insured
695	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	No Opt. Call	AA–	697,898
	Series 2001, 5.250%, 8/01/18 – AMBAC Insured
29,800	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	AA–	37,298,573
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured
1,715	Ontario, California, Special Tax Bonds, Community Facilities District 5, Freeway Interchange	3/15 at 100.00	N/R	1,735,940
	Project, Series 1997, 6.375%, 9/01/17
1,000	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged	12/14 at 100.00	A–	1,003,710
	Redevelopment Project Areas, Series 2004, 5.000%, 12/01/24 – AMBAC Insured
	Panama-Buena Vista Union School District, California, Certificates of Participation, School
	Construction Project, Series 2006:
1,065	5.000%, 9/01/22 – NPFG Insured	9/16 at 100.00	AA–	1,113,511
1,120	5.000%, 9/01/23 – NPFG Insured	9/16 at 100.00	AA–	1,168,126
1,170	5.000%, 9/01/24 – NPFG Insured	9/16 at 100.00	AA–	1,216,648
2,000	Paramount Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1,	No Opt. Call	AA–	2,007,420
	Series 2003, 5.000%, 8/01/23 – NPFG Insured
	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District
	2001-1, Senior Series 2013A:
8,560	5.250%, 9/01/30	9/23 at 100.00	N/R	9,569,224
7,685	5.750%, 9/01/39	9/23 at 100.00	N/R	8,690,121
1,390	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District	9/23 at 100.00	N/R	1,565,376
	2001-1, Subordinate Lien Series 2013B, 5.875%, 9/01/39
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
1,100	6.000%, 9/01/33	No Opt. Call	N/R	1,138,412
2,440	6.125%, 9/01/41	No Opt. Call	N/R	2,524,351
9,435	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/14 at 100.00	N/R	9,450,945
15,070	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	16,811,339
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
8,750	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	A	6,279,700
	Development Project, Series 1999, 0.000%, 8/01/23 – AMBAC Insured
1,570	Poway Redevelopment Agency, California, Tax Allocation Refunding Bonds, Paguay Redevelopment	No Opt. Call	AA–	1,573,187
	Project, Series 2000, 5.750%, 6/15/33 – NPFG Insured
13,655	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	1,902,278
	8/01/45 – NPFG Insured
3,920	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	4,501,140
	2011A, 5.750%, 9/01/30
	Redding Redevelopment Agency, California, Tax Allocation Bonds, Canby-Hilltop-Cypress Area
	Project, Series 2003A:
1,500	5.000%, 9/01/17 – NPFG Insured	No Opt. Call	AA–	1,505,895
1,500	5.000%, 9/01/20 – NPFG Insured	No Opt. Call	AA–	1,505,700
1,500	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/15 at 100.00	BBB+	1,513,080
	Projects, Series 2005A, 5.000%, 10/01/37 – SYNCORA GTY Insured
3,375	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Interstate 215	10/20 at 100.00	BBB+	3,964,916
	Corridor Redevelopment Project Area, Series 2010E, 6.500%, 10/01/40
705	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	880,919
	Area, Series 2011B, 6.500%, 10/01/25
2,885	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2010A,	10/20 at 100.00	A–	3,337,916
	6.000%, 10/01/39
	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road,
	Series 2013:
555	5.000%, 9/01/30	9/22 at 100.00	N/R	612,559
710	5.000%, 9/01/42	9/22 at 100.00	N/R	766,907
45	Riverside Public Financing Authority, California, Revenue Bonds, Multiple Project Loans,	2/15 at 100.00	N/R	45,374
	Series 1991A, 8.000%, 2/01/18
3,540	Rohnert Park Community Development Commission, California, Tax Allocation Bonds,	8/17 at 100.00	AA–	3,644,607
	Redevelopment Project Series 2007R, 5.000%, 8/01/37 – FGIC Insured
2,645	Roseville, California, Special Tax Bonds, Community Facilities District 1 Fiddyment Ranch,	9/15 at 100.00	N/R	2,668,858
	Series 2005, 5.050%, 9/01/30
8,625	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, 300	12/16 at 100.00	A+	9,201,236
	Richards Boulevard Building Acquisition, Series 2006C, 5.000%, 12/01/36 – AMBAC Insured
	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A:
9,000	5.400%, 11/01/20 – AMBAC Insured	No Opt. Call	A+	10,025,730
1,000	5.400%, 11/01/20 – NPFG Insured	No Opt. Call	AA–	1,113,970
4,250	Sacramento City Financing Authority, California, Tax Allocation Revenue Bonds, Merged Downtown	No Opt. Call	AA–	1,922,148
	Sacramento and Oak Park Projects, Series 2005A, 0.000%, 12/01/31 – FGIC Insured
2,135	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	4/22 at 100.00	AAA	2,416,671
	Series 2012A, 5.000%, 4/01/42
10,000	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	4/24 at 100.00	AAA	11,783,500
	Series 2014A, 5.000%, 4/01/34
1,535	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax	No Opt. Call	N/R	1,648,667
	Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements,
	Refunding Series 2014, 5.000%, 8/01/39
2,000	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	8/19 at 100.00	A–	2,334,000
	Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39
575	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	705,692
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
575	7.000%, 8/01/33	2/21 at 100.00	BBB+	701,742
715	7.000%, 8/01/41	2/21 at 100.00	BBB+	872,600
255	San Francisco, California, Community Facilities District 6, Mission Bay South Public Improvements,	8/22 at 100.00	N/R	280,689
	Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/33
9,435	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	3/15 at 100.00	AA	9,473,023
	Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured
2,750	San Jose Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Merged	8/20 at 100.00	A	3,056,570
	Area Redevelopment Project, Series 2010A-1, 5.500%, 8/01/35
2,765	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	No Opt. Call	AA–	2,767,516
	Project, Series 2003, 4.900%, 8/01/33 – FGIC Insured
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Series 2004A:
370	4.360%, 8/01/16 – NPFG Insured	No Opt. Call	AA–	371,206
700	4.440%, 8/01/17 – NPFG Insured	No Opt. Call	AA–	702,338
1,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/15 at 100.00	AA–	1,030,320
	Project, Series 2005A, 5.000%, 8/01/27 – NPFG Insured
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Series 2006C:
2,200	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	AA–	2,365,330
4,710	5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	AA–	5,063,957
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Series 2006D:
695	5.000%, 8/01/19 – AMBAC Insured	8/17 at 100.00	BBB	747,229
910	5.000%, 8/01/21 – AMBAC Insured	8/17 at 100.00	BBB	974,455
1,365	5.000%, 8/01/23 – AMBAC Insured	8/17 at 100.00	BBB	1,461,683
1,825	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/18 at 100.00	BBB	2,058,253
	Project, Series 2008B, 6.250%, 8/01/20
5,000	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 2 and 3,	8/15 at 100.00	A–	5,038,200
	Series 2005C, 5.000%, 8/01/35 – AMBAC Insured
6,000	San Ramon Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2006A,	2/16 at 100.00	A–	6,078,540
	5.000%, 2/01/38 – AMBAC Insured
7,860	Santa Ana Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Project	3/21 at 100.00	A+	9,668,586
	Area, Series 2011A, 6.750%, 9/01/28
2,770	Santa Ana Community Redevelopment Agency, Orange County, California, Tax Allocation Refunding	No Opt. Call	AA–	2,777,673
	Bonds, South Main Street Redevelopment, Series 2003B, 5.000%, 9/01/19 – FGIC Insured
	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,
	Series 2003:
4,625	5.000%, 6/01/17 – NPFG Insured	No Opt. Call	AA–	4,730,866
2,695	5.000%, 6/01/20 – NPFG Insured	No Opt. Call	AA–	2,756,689
1,500	5.000%, 6/01/21 – NPFG Insured	No Opt. Call	AA–	1,534,335
2,840	5.000%, 6/01/23 – NPFG Insured	No Opt. Call	AA–	2,905,008
5,250	Santa Cruz County Redevelopment Agency, California, Tax Allocation Bonds, Live Oak-Soquel	3/15 at 100.00	A	5,313,263
	Community Improvement Projects, Subordinate Lien Series 2000, 5.250%, 9/01/25 –
	AMBAC Insured
960	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	1,095,888
	7.000%, 10/01/26
	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities
	District 03-02 Roripaugh, Series 2006:
4,360	5.450%, 9/01/26	No Opt. Call	N/R	4,374,083
2,315	5.500%, 9/01/36	No Opt. Call	N/R	2,311,875
1,310	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing	8/21 at 100.00	A	1,619,854
	Bonds Series 2011A, 7.000%, 8/01/39
1,350	Temecula Valley Unified School District, Riverside County, California, Special Tax Bonds,	9/22 at 100.00	N/R	1,458,513
	Community Facilities District 2002-1 Improvement Area 1, Series 2012, 5.000%, 9/01/33
1,200	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011,	3/21 at 100.00	BBB+	1,501,680
	7.500%, 9/01/39
1,000	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	12/21 at 100.00	A	1,263,130
	Redevelopment Project, Subordinate Lien Series 2011, 6.875%, 12/01/33
6,870	Vernon Redevelopment Agency, California, Tax Allocation Bonds, Industrial Redevelopment	9/15 at 100.00	AA–	6,904,281
	Project, Series 2005, 5.000%, 9/01/35 – NPFG Insured
1,620	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A,	No Opt. Call	AA	1,808,260
	5.000%, 10/01/32 – AGM Insured
6,530	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	A	7,046,197
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
5,000	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment	11/19 at 100.00	AA	5,837,100
	Project 1, Police Facility Subordinate Series 2009, 6.250%, 11/01/39
1,280	William S Hart School Financing Authority, California, Refunding Revenue Bonds, Series 2013,	9/23 at 100.00	A–	1,414,029
	5.000%, 9/01/34
	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A:
865	6.000%, 9/01/26	9/21 at 100.00	A–	1,052,437
810	6.500%, 9/01/32	9/21 at 100.00	A–	997,531
552,225	Total Tax Obligation/Limited			583,533,598
	Transportation – 7.7% (5.3% of Total Investments)
2,715	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	No Opt. Call	AA	3,171,962
	2012F-1, 5.000%, 4/01/30
8,300	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/15 at 100.00	AA–	8,323,406
	1995A, 5.000%, 1/01/35 – NPFG Insured
15,060	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds,	1/24 at 100.00	BB+	17,851,973
	Junior Lien Series 2013C, 6.500%, 1/15/43
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds,
	Series 2013A:
33,235	5.750%, 1/15/46	1/24 at 100.00	BBB–	38,277,081
33,235	6.000%, 1/15/53	1/24 at 100.00	BBB–	38,773,944
1,250	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/20 at 100.00	AA	1,413,763
	Airport, Senior Lien Series 2010D, 5.000%, 5/15/40 (UB) (4)
1,000	Los Angeles Harbors Department, California, Revenue Bonds, Refunding Series 2014B,	8/24 at 100.00	AA	1,143,790
	5.000%, 8/01/44
	Los Angeles Harbors Department, California, Revenue Bonds, Series 2014C:
1,575	5.000%, 8/01/35	8/24 at 100.00	AA	1,834,166
2,000	5.000%, 8/01/44	8/24 at 100.00	AA	2,285,800
120	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue	7/16 at 100.00	N/R	121,571
	Bonds, Series 2006, 5.450%, 7/01/20 (Alternative Minimum Tax)
	Port of Oakland, California, Revenue Bonds, Refunding Series 2012P:
1,000	5.000%, 5/01/29 (Alternative Minimum Tax)	No Opt. Call	A+	1,130,440
6,340	5.000%, 5/01/31 (Alternative Minimum Tax)	No Opt. Call	A+	7,077,659
1,180	Sacramento Regional Transit District, California, Farebox Revenue Bonds, Series 2012,	No Opt. Call	A	1,283,462
	5.000%, 3/01/42
4,500	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/24 at 100.00	A+	5,074,425
	Airport, Second Series 2014B, 5.000%, 5/01/44
2,465	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San	1/15 at 100.00	AA	2,476,240
	Francisco International Airport, SFO Fuel Company LLC, Series 2000A, 6.125%, 1/01/27 – AGM
	Insured (Alternative Minimum Tax)
113,975	Total Transportation			130,239,682
	U.S. Guaranteed – 7.7% (5.3% of Total Investments) (6)
11,100	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA (6)	11,799,523
	2006F, 5.000%, 4/01/31 (Pre-refunded 4/01/16) (UB)
5,540	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	4/18 at 100.00	AA (6)	8,371,993
	Option Bond Trust 3211, 13.577%, 10/01/32 (Pre-refunded 4/01/18) (IF)
10	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	No Opt. Call	AAA	11,467
	Series 2002X, 5.500%, 12/01/17 – FGIC Insured (ETM)
3,815	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/15 at 100.00	A (6)	3,938,606
	Series 2008J, 5.625%, 7/01/32 (Pre-refunded 7/01/15)
5,360	California Infrastructure and Economic Development Bank, First Lien Revenue Bonds, San	No Opt. Call	Aaa	6,669,019
	Francisco Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/23 – AGM Insured (ETM)
5,765	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, North	2/15 at 100.00	Aaa	6,160,594
	County Recycling Center, Series 1991A, 6.750%, 7/01/17 (ETM)
21,235	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aaa	27,209,680
	Tender Option Bond Trust 1065, 9.426%, 3/01/33 (Pre-refunded 3/01/18) (IF)
600	California Statewide Community Development Authority, Revenue Bonds, Thomas Jefferson School	10/15 at 100.00	N/R (6)	620,514
	of Law, Series 2005A, 4.875%, 10/01/31 (Pre-refunded 10/01/15)
6,000	Coachella Valley Unified School District, Riverside County, California, Certificates of	9/16 at 100.00	N/R (6)	6,485,820
	Participation, Series 2007, 5.000%, 9/01/31 (Pre-refunded 9/01/16) – AMBAC Insured
5,200	Coachella Valley Unified School District, Riverside County, California, General Obligation	8/15 at 100.00	AA– (6)	5,370,352
	Bonds, Series 2005A, 5.000%, 8/01/30 (Pre-refunded 8/01/15) – FGIC Insured
16,805	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage	No Opt. Call	Aaa	21,126,405
	Revenue Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)
5,170	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presbyterian, Series 2011A,	12/21 at 100.00	N/R (6)	6,618,117
	6.000%, 12/01/40 (Pre-refunded 12/01/21)
5,840	Orange County Water District, California, Revenue Certificates of Participation, Series 1999A,	No Opt. Call	N/R (6)	7,526,767
	5.375%, 8/15/29 (ETM)
905	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B,	No Opt. Call	AAA	1,172,373
	5.000%, 8/15/34 – NPFG Insured (ETM)
3,150	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding	No Opt. Call	Aaa	4,003,178
	Bonds, Series 1990B, 7.500%, 8/01/23 (ETM)
2,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	No Opt. Call	AA+ (6)	2,571,620
	6.000%, 8/01/26 – AGC Insured (ETM)
1,460	Rohnert Park Community Development Commission, California, Tax Allocation Bonds,	8/17 at 100.00	AA– (6)	1,578,654
	Redevelopment Project Series 2007R, 5.000%, 8/01/37 – FGIC Insured (ETM)
2,605	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA (6)	2,690,548
	Bonds, Series 2006B, 5.000%, 8/01/27 (Pre-refunded 8/01/15) – FGIC Insured
1,500	Sacramento City Unified School District, Sacramento County, California, General Obligation	7/15 at 100.00	A1 (6)	1,543,140
	Bonds, Series 2005, 5.000%, 7/01/27 (Pre-refunded 7/01/15) – NPFG Insured
2,600	Sacramento County Sanitation Districts Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AA (6)	2,782,130
	2006, 5.000%, 12/01/31 (Pre-refunded 6/01/16) – FGIC Insured
2,600	San Mateo Union High School District, San Mateo County, California, Certificates of Participation,	12/17 at 100.00	N/R (6)	2,943,330
	Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured
109,260	Total U.S. Guaranteed			131,193,830
	Utilities – 4.5% (3.1% of Total Investments)
6,205	California Statewide Community Development Authority, Certificates of Participation Refunding,	12/14 at 100.00	N/R	6,037,155
	Rio Bravo Fresno Project, Series 1999A, 6.500%, 12/01/18
	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A:
7,470	5.000%, 11/15/35	No Opt. Call	A	8,639,279
7,610	5.500%, 11/15/37	No Opt. Call	A	9,314,336
11,500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AA	11,818,895
	2005A-1, 5.000%, 7/01/31 – AGM Insured (UB)
5,230	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/22 at 100.00	AA–	5,850,540
	2012B, 5.000%, 7/01/43
4,865	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/23 at 100.00	AA–	5,773,150
	2013B, 5.000%, 7/01/28
4,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	1/24 at 100.00	AA–	4,531,920
	2014B, 5.000%, 7/01/43
3,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Tender	No Opt. Call	AA–	4,423,800
	Option Bond Trust 3345, 18.093%, 7/01/20 (IF) (4)
	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005:
4,000	5.000%, 9/01/26 – SYNCORA GTY Insured	9/15 at 100.00	N/R	4,050,600
5,675	5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	5,736,290
4,300	5.250%, 9/01/36 – SYNCORA GTY Insured	9/15 at 100.00	N/R	4,344,935
2,500	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Tender Option Bond	8/23 at 100.00	AA–	3,677,400
	Trust 1186, 17.145%, 8/15/41 (IF) (4)
1,565	Southern California Public Power Authority, California, Revenue Bonds, Apex Power Project	7/24 at 100.00	AA–	1,813,569
	Series 2014A, 5.000%, 7/01/35
67,920	Total Utilities			76,011,869
	Water and Sewer – 13.1% (8.9% of Total Investments)
	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost
	Recovery Prepayment Program, Series 2013A:
7,110	5.000%, 10/01/28	4/23 at 100.00	AA–	8,453,861
3,010	5.000%, 10/01/29	4/23 at 100.00	AA–	3,559,656
4,250	5.000%, 10/01/30	4/23 at 100.00	AA–	4,987,715
4,000	5.000%, 10/01/34	4/23 at 100.00	AA–	4,619,880
1,020	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	No Opt. Call	AAA	1,171,195
	Series 2002X, 5.500%, 12/01/17 – FGIC Insured
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon
	Resources Channelside LP Desalination Project, Series 2012:
3,925	5.000%, 7/01/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	4,216,902
36,420	5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	38,832,096
175	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	No Opt. Call	AA	175,700
	Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – AGM Insured
385	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	No Opt. Call	AA	386,509
	Pooled Financing Program, Series 2004A, 5.250%, 10/01/24 – AGM Insured
2,500	Central Basin Municipal Water District, California, Certificates of Participation, Tender	2/20 at 100.00	AA	3,359,200
	Option Bond Trust 3152, 18.120%, 8/01/33 – AGC Insured (IF)
10,000	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water	6/24 at 100.00	AAA	11,666,300
	System Revenue Bonds, Series 2014C, 5.000%, 6/01/44
1,950	East Valley Water District Financing Authority, California, Refunding Revenue Bonds, Series	10/20 at 100.00	AA–	2,154,614
	2010, 5.000%, 10/01/40
1,600	Eastern Municipal Water District, California, Water and Sewerage System Revenue Certificates	7/18 at 100.00	AA+	2,475,104
	of Participation, Tender Option Bond Trust 3220, 14.479%, 7/01/28 (IF)
5,000	El Centro Financing Authority, California, Water Revenue Bonds, Series 2006A, 4.750%,	10/16 at 100.00	AA	5,282,250
	10/01/31 – AGM Insured
750	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AA	772,095
	10/01/36 – AGM Insured
3,135	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	3,286,358
	5.000%, 4/01/36 – NPFG Insured
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A:
23,430	5.250%, 7/01/39 (UB)	1/21 at 100.00	AA	26,407,015
2,000	5.000%, 7/01/41	1/21 at 100.00	AA	2,217,020
6,710	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2014A,	7/24 at 100.00	AA	7,667,853
	5.000%, 7/01/44
1,485	Los Angeles, California, Wastewater System Revenue Bonds, Subordinate Lien, Refunding Series	6/23 at 100.00	AA	1,715,606
	2013A, 5.000%, 6/01/35
4,705	Madera Irrigation District. California, Water Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A–	5,137,719
	5.500%, 1/01/38
670	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Tender Option	7/19 at 100.00	AAA	1,033,033
	Bond Trust 09-8B, 17.543%, 7/01/35 (IF) (4)
3,380	Orange County Sanitation District, California, Certificates of Participation, Tender Option	2/19 at 100.00	AAA	5,095,654
	Bond Trust 11738, 18.067%, 8/01/29 (IF)
1,510	Orange County Sanitation District, California, Certificates of Participation, Tender Option	2/19 at 100.00	AAA	2,276,491
	Bond Trust 3020, 17.824%, 2/01/35 (IF) (4)
2,500	Pajaro Valley Water Management Agency, California, Revenue Certificates of Participation,	3/15 at 100.00	BBB+	2,502,275
	Series 1999A, 5.750%, 3/01/29 – AMBAC Insured
3,500	Placerville Public Financing Authority, California, Wastewater System Refinancing and	9/16 at 100.00	N/R	3,548,230
	Improvement Project Revenue Bonds, Series 2006, 5.000%, 9/01/34 – SYNCORA GTY Insured
3,000	Sacramento County Sanitation Districts Financing Authority, California, Revenue Bonds,	6/24 at 100.00	AA	3,513,450
	Sacramento Regional County Sanitation District, Series 2014A, 5.000%, 12/01/33
2,525	Sacramento County Sanitation Districts Financing Authority, California, Revenue Refunding	No Opt. Call	AA	3,112,037
	Bonds, Series 2001, 5.500%, 12/01/20 – AMBAC Insured
	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding
	Series 2010A:
11,320	5.250%, 5/15/25	5/20 at 100.00	AA	13,329,640
11,000	5.250%, 5/15/26	5/20 at 100.00	AA	12,952,830
12,000	5.250%, 5/15/27	5/20 at 100.00	AA	14,019,120
7,170	5.250%, 5/15/28	5/20 at 100.00	AA	8,360,292
5,580	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	11/21 at 100.00	AA–	6,324,484
	Series 2011A, 5.000%, 11/01/41 (UB)
	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,
	Tender Option Bond Trust 2013-4A:
750	18.058%, 11/01/28 (IF)	11/21 at 100.00	AA–	1,328,430
750	18.158%, 11/01/43 (IF)	5/22 at 100.00	AA–	1,105,350
4,000	West Basin Municipal Water District, California, Certificates of Participation, Refunding	8/18 at 100.00	AA	4,487,480
	Series 2008B, 5.000%, 8/01/28 – AGC Insured
193,215	Total Water and Sewer			221,533,444
$ 2,377,175	Total Long-Term Investments (cost $2,194,413,104)			2,454,277,390

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.2% (0.8% of Total Investments)
	MUNICIPAL BONDS – 1.2% (0.8% of Total Investments)
	Health Care – 1.2% (0.8% of Total Investments)
$ 16,630	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	$ 16,875,126
	Health System, Series 2014A, 6.000%, 7/10/15 (7)
1,620	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	1,643,879
	Health System, Series 2014B, 6.000%, 7/10/15 (7)
2,460	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	2,496,260
	Health System, Series 2014C, 6.000%, 7/10/15 (7)
$ 20,710	Total Short-Term Investments (cost $20,710,000)			21,015,265
	Total Investments (cost $2,215,123,104) – 146.1%			2,475,292,655
	Floating Rate Obligations – (5.9)%			(100,545,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (41.3)% (8)			(699,600,000)
	Other Assets Less Liabilities – 1.1%			19,246,895
	Net Assets Applicable to Common Shares – 100%			$ 1,694,394,550

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$2,454,277,390	$ —	$2,454,277,390
Short-Term Investments:
Municipal Bonds	—	—	21,015,265	21,015,265
Total	$ —	$2,454,277,390	$21,015,265	$2,475,292,655

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Balance at the beginning of period	$ —
Gains (losses):
Net realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	305,265
Purchases at cost	20,710,000
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$21,015,265

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of November 30, 2014, were as follows:

	Market Value	Techniques	Unobservable Inputs	Range
Short-Term Municipal Bonds	$21,015,265	Discounted Cash Flow	Municipal BBB Benchmark	1%-4%
			B - Rated Hospital Sector

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2014, the cost of investments was $2,110,579,186.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2014, were as follows:

Gross unrealized:
Appreciation	$276,965,643
Depreciation	(12,796,381)
Net unrealized appreciation (depreciation) of investments	$264,169,262

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.3%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         January 29, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         January 29, 2015